SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

Table 16.2: Details of Common Stock Subject to Possible Redemption

	Number of Shares	Amount
Common stock subject to possible redemption as of December 31, 2024	5,796	$1,917,309
Less:
Redemption	(3,163)	(1,001,216)
Release of common stock subject to redemption	(2,633)	(916,093)
Common stock subject to possible redemption as of September 30, 2025	-	$-

As of December 31, 2024 and 2023, the value of common stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Common stock subject to possible redemption as of December 31, 2022	117,299,975
Less:
Redemption	(114,329,594)
Add:
Accretion of carrying value to redemption value	337,983
Common stock subject to possible redemption as of December 31, 2023	$3,308,364
Less:
Redemption	(1,403,558)
Add:
Increase of carrying value to redemption value due to change in tax	12,503
Common stock subject to possible redemption as of December 31, 2024	$1,917,309

SCHEDULE OF ESTIMATED USEFUL LIVES OF RELATED ASSETS

Equipment is carried at cost less accumulated depreciation. Depreciation is provided over their estimated useful lives, using the straight-line method. Estimated useful lives of the equipment are as follows:

Office equipment	3 years
Furniture and fixtures	5 years
Leasehold improvement	Co-terminal with lease
Capital lease	1 year
Software	3 years

SCHEDULE OF DISAGGREGATED REVENUES
	For the Three Months Ended		For the Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Advisory consulting	$3,817,911	$4,382,982	$11,505,113	$13,433,256
Managed security service practice (MSSP)	12,027	63,793	79,095	250,342
Software as a service (Saas)	3,100	3,672	6,795	11,016
Revenue	$3,833,038	$4,450,447	$11,591,003	$13,694,614

The Company’s disaggregated revenues for the year ended December 31, 2024 and 2023 were as follows:

	Years ended
	December 31,
	2024	2023

Advisory Consulting	$17,441,216	$19,256,173
Managed Security Service Practice (MSSP)	318,079	77,385
Software as a Service (Saas)	12,190	16,650
	$17,771,485	$19,350,208

SCHEDULE OF DEFERRED REVENUE

The following table shows the changes in the contract liabilities accounts shown as deferred revenue of the Company’s consolidated balance sheets as of December 31, 2024 and 2023.

	December 31,	December 31,
	2024	2023
Balance, beginning of year	$253,902	$11,803
Deferral of revenue	-	253,902
Recognition of deferred revenue	(253,902)	(11,803)
Balance, end of year	$-	$253,902